NET REVENUES - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Finance income	€ 60,183	€ 67,005	€ 72,192
Financial services companies
Disaggregation of Revenue [Line Items]
Finance income	€ 55,043	€ 65,878	€ 66,386